UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-01533
SELECTED INTERNATIONAL FUND, INC.
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Address of principal executive offices)

Lisa J. Cohen
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Name and address of agent for service)
Registrant's telephone number, including area code:
520-806-7600
Date of fiscal year end:
December 31, 2024
Date of reporting period:
December 31, 2024
ITEM 1.  REPORTS TO STOCKHOLDERS
Selected International Fund
Class D / SLSDX
ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2024
This Annual shareholder report contains important information about the Selected International Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024 (the “period”). You can find additional information about the Fund at selectedfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-243-1575.
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Selected International Fund (Class D)	$83	0.75%
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the Morgan Stanley Capital International All Country World Index ex USA (“MSCI ACWI ex USA” or the “Index”) for the period. The Fund’s Class D shares delivered a total return of 20.46%, versus a 5.53% return for the MSCI ACWI ex USA. The Fund invests principally in common stocks (including American Depositary Receipts) issued by foreign companies, including countries with developed or emerging markets. The Fund may invest in large, medium or small companies without regard to market capitalization.
Market Overview
  MSCI ACWI ex USA
    Strongest performing sectors - Financials (+18%), Information Technology (+14%), and
    Communication Services (+13%)
    Weakest performing sectors - Materials (-12%), Consumer Staples (-7%), and Energy (-2%)
Contributors to Performance
  Consumer Discretionary - significantly outperformed the Index sector (+36% vs +5%)
    Meituan (+86%) - largest individual contributor
    Trip.com Group (+66%), Naspers (+30%), and Prosus (+34%)
    Trip.com Group - new purchase during the period
  Financials - outperformed the Index sector (+24% vs +18%) and overweight (average weighting 38% vs 22%)
    DBS Group Holdings (+47%), Danske Bank (+17%), Ping An Insurance (+41%), and Julius Baer (+22%)
  No exposure in Consumer Staples or Health Care and underweight in Materials (average weighting 4% vs 7%)
  China holdings - outperformed the Index China exposure (+45% vs +20%)
  Individual Communication Service holding
    Sea (+65%) - new purchase during the period
Detractors from Performance
  Information Technology - significantly underperformed the Index sector (-29% vs +14%)
    Samsung Electronics (-39%) - largest individual detractor
    Hollysys Automation Technologies (flat) - no longer a Fund holding
  Underweight in Communication Services (average weighting 2% vs 5%) and Industrials (average weighting 8% vs 14%)
  Individual holdings
    AIA Group (-14%), FILA Holdings (-8%), PDD Holdings (-13%), Baidu (-17%), and Teck Resources (-3%)
    Baidu - no longer a Fund holding
    PDD Holdings - purchased and subsequently sold during the period

Fund Performance
The following graph compares the initial and subsequent account values of a $10,000 investment in the Fund and the MSCI ACWI ex USA over 10 fiscal years for an investment made on December 31, 2014.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 12/31/24	1 Year	5 Years	10 Years
Selected International Fund (Class D)	20.46%	1.39%	3.98%
MSCI ACWI ex USA	5.53%	4.10%	4.80%
The performance data quoted in this report represents past performance, assumes that all distributions were reinvested , and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. For most recent month-end performance information, please call Investor Services at 1-800-243-1575 or visit the Fund’s website at www.selectedfunds.com .
Key Fund Statistics
Fund net assets as of 12/31/24 (in millions)	$50.5
Total number of portfolio holdings as of 12/31/24	28
Portfolio turnover rate for the period	30%
Total advisory fees paid for the period (Net advisory fee after waiver) (in thousands)	$165.2
Top Sectors as of 12/31/24 Net Assets
Consumer Discretionary	34.78%
Financials	30.21%
Industrials	10.80%
Information Technology	6.88%
Communication Services	4.78%
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, federal tax information, and proxy voting information at selectedfunds.com/resources/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-243-1575.
Selected International Fund
Class S / SLSSX
ANNUAL SHAREHOLDER REPORT | DECEMBER 31, 2024
This Annual shareholder report contains important information about the Selected International Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024 (the “period”). You can find additional information about the Fund at selectedfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-243-1575.
What were the Fund expenses for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Selected International Fund (Class S)	$110	1.00%
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the Morgan Stanley Capital International All Country World Index ex USA (“MSCI ACWI ex USA” or the “Index”) for the period. The Fund’s Class S shares delivered a total return of 20.19%, versus a 5.53% return for the MSCI ACWI ex USA. The Fund invests principally in common stocks (including American Depositary Receipts) issued by foreign companies, including countries with developed or emerging markets. The Fund may invest in large, medium or small companies without regard to market capitalization.
Market Overview
  MSCI ACWI ex USA
    Strongest performing sectors - Financials (+18%), Information Technology (+14%), and
    Communication Services (+13%)
    Weakest performing sectors - Materials (-12%), Consumer Staples (-7%), and Energy (-2%)
Contributors to Performance
  Consumer Discretionary - significantly outperformed the Index sector (+36% vs +5%)
    Meituan (+86%) - largest individual contributor
    Trip.com Group (+66%), Naspers (+30%), and Prosus (+34%)
    Trip.com Group - new purchase during the period
  Financials - outperformed the Index sector (+24% vs +18%) and overweight (average weighting 38% vs 22%)
    DBS Group Holdings (+47%), Danske Bank (+17%), Ping An Insurance (+41%), and Julius Baer (+22%)
  No exposure in Consumer Staples or Health Care and underweight in Materials (average weighting 4% vs 7%)
  China holdings - outperformed the Index China exposure (+45% vs +20%)
  Individual Communication Service holding
    Sea (+65%) - new purchase during the period
Detractors from Performance
  Information Technology - significantly underperformed the Index sector (-29% vs +14%)
    Samsung Electronics (-39%) - largest individual detractor
    Hollysys Automation Technologies (flat) - no longer a Fund holding
  Underweight in Communication Services (average weighting 2% vs 5%) and Industrials (average weighting 8% vs 14%)
  Individual holdings
    AIA Group (-14%), FILA Holdings (-8%), PDD Holdings (-13%), Baidu (-17%), and Teck Resources (-3%)
    Baidu - no longer a Fund holding
    PDD Holdings - purchased and subsequently sold during the period

Fund Performance
The following graph compares the initial and subsequent account values of a $10,000 investment in the Fund and the MSCI ACWI ex USA over 10 fiscal years for an investment made on December 31, 2014.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 12/31/24	1 Year	5 Years	10 Years
Selected International Fund (Class S)	20.19%	1.13%	3.64%
MSCI ACWI ex USA	5.53%	4.10%	4.80%
The performance data quoted in this report represents past performance, assumes that all distributions were reinvested , and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. For most recent month-end performance information, please call Investor Services at 1-800-243-1575 or visit the Fund’s website at www.selectedfunds.com .
Key Fund Statistics
Fund net assets as of 12/31/24 (in millions)	$50.5
Total number of portfolio holdings as of 12/31/24	28
Portfolio turnover rate for the period	30%
Total advisory fees paid for the period (Net advisory fee after waiver) (in thousands)	$165.2
Top Sectors as of 12/31/24 Net Assets
Consumer Discretionary	34.78%
Financials	30.21%
Industrials	10.80%
Information Technology	6.88%
Communication Services	4.78%
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, federal tax information, and proxy voting information at selectedfunds.com/resources/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-243-1575.

ITEM 2.  CODE OF ETHICS

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

No substantive amendments were approved or waivers granted to this code of ethics during the period covered by this report.

A copy of the code of ethics is filed as an exhibit to this Form N-CSR. The Registrant undertakes to provide to any person without charge, upon request, a copy of the code of ethics. Such request can be made by calling 520-806-7600 or to the Secretary of the Registrant, 2949 East Elvira Road, Suite 101, Tucson, Arizona 85756.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

The Registrant’s Board of Directors has determined that independent director Katherine MacWilliams qualifies as the “audit committee financial expert,” as defined in Item 3 of Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) Audit Fees The aggregate Audit Fees billed by KPMP LLP (“KPMG”) for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for the fiscal years ended December 31, 2024 and December 31, 2023 were $27,246 and $26,106, respectively.

(b) Audit-Related Fees The aggregate Audit-Related Fees billed by KPMG for services rendered for assurance and related services that are reasonably related to the performance of the audit or review of the funds financial statements, but not reported as Audit Fees for fiscal years ended December 31, 2024 and December 31, 2023 were $0 and $0, respectively.

(c) Tax Fees The aggregate Tax Fees billed by KPMG for professional services rendered for tax compliance, tax advice, and tax planning for the fiscal years ended December 31, 2024 and December 31, 2023 were $10,249 and $9,801, respectively.

Fees included in the Tax Fee category comprise all services performed by professional staff in the independent accountant’s tax division except those services related to the audit. These services include preparation of tax returns, tax advice related to mergers, and a review of the fund income and capital gain distributions.

(d) All Other Fees The aggregate Other Fees billed by KPMG for all other non-audit services rendered to the Fund for the fiscal years ended December 31, 2024 and December 31, 2023 were $0 and $0, respectively.

(e)(1) Audit Committee Pre-Approval Policies and Procedures.

The Fund’s Audit Committee must pre-approve all audit and non-audit services provided by the independent accountant relating to the operations or financial reporting of the Fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Fund’s Audit Committee has adopted a policy whereby audit and non-audit services performed by the Fund’s independent accountant require pre-approval in advance at regularly scheduled Audit Committee meetings. If such a service is required between regularly scheduled Audit Committee meetings, pre-approval may be authorized by the Audit Committee Chairperson with ratification at the next scheduled audit committee meeting.

(e)(2) No services included in (b) – (d) of this Item 4 were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable.

(g) The Fund’s independent accountant did not provide any services to the investment advisor or any affiliate for the fiscal years ended December 31, 2024 and December 31, 2023.  The Fund has not paid any fees for non-audit services not previously disclosed in Item 4 (b) – (d).

(h) The Registrant’s audit committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that are not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence. No such services were rendered.

(i) Not Applicable.

(j) Not Applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6.  INVESTMENTS

(a) The complete Schedule of Investments is included in Item 7 of this Form N-CSR.

(b) Not Applicable.

ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END INVESTMENT COMPANIES

Selected Funds
Selected American Shares
Selected International Fund
December 31, 2024
ANNUAL FINANCIAL STATEMENTS AND OTHER INFORMATION (ITEMS 7-11 OF FORM N-CSR)
Selecting Quality Companies for the Long Term

SELECTED FUNDS

SELECTED FUNDS
SELECTED AMERICAN SHARES
Schedule of Investments
December 31, 2024

	Shares	Value (Note 1)
COMMON STOCK – (98.18%)
COMMUNICATION SERVICES – (14.16%)
Media & Entertainment – (14.16%)
Alphabet Inc., Class A	396,430	$75,044,199
ASAC II L.P. *(a)(b)(c)	1,174,606	1,120,926
IAC Inc. *	284,670	12,280,664
Liberty TripAdvisor Holdings, Inc., Series A *	38,223	9,040
Meta Platforms, Inc., Class A	270,158	158,180,210
Total Communication Services		246,635,039
CONSUMER DISCRETIONARY – (11.73%)
Consumer Discretionary Distribution & Retail – (7.09%)
Amazon.com, Inc. *	358,220	78,589,886
Coupang, Inc., Class A (South Korea) *	696,519	15,309,487
Naspers Ltd. - N (South Africa)	19,282	4,264,054
Prosus N.V., Class N (Netherlands)	638,752	25,374,319
		123,537,746
Consumer Services – (4.64%)
MGM Resorts International *	1,891,220	65,530,773
Trip.com Group Ltd., ADR (China) *	221,080	15,179,353
		80,710,126
Total Consumer Discretionary		204,247,872
CONSUMER STAPLES – (1.50%)
Food, Beverage & Tobacco – (1.50%)
Darling Ingredients Inc. *	250,930	8,453,832
Tyson Foods, Inc., Class A	308,150	17,700,136
Total Consumer Staples		26,153,968
ENERGY – (3.22%)
ConocoPhillips	162,790	16,143,884
Tourmaline Oil Corp. (Canada)	863,540	39,961,516
Total Energy		56,105,400
FINANCIALS – (33.21%)
Banks – (10.59%)
Danske Bank A/S (Denmark)	1,691,000	47,846,525
DBS Group Holdings Ltd. (Singapore)	875,032	28,013,326
U.S. Bancorp	1,139,430	54,498,937
Wells Fargo & Co.	768,550	53,982,952
		184,341,740
Financial Services – (16.55%)
Consumer Finance – (8.46%)
Capital One Financial Corp.	826,515	147,384,155
Financial Services – (8.09%)
Berkshire Hathaway Inc., Class A *	207	140,950,440
		288,334,595
Insurance – (6.07%)
Life & Health Insurance – (2.19%)
AIA Group Ltd. (Hong Kong)	2,422,380	17,559,693
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	3,464,600	20,542,297
		38,101,990
Property & Casualty Insurance – (3.88%)
Chubb Ltd.	93,881	25,939,320
Markel Group Inc. *	24,158	41,702,265
		67,641,585
		105,743,575
Total Financials		578,419,910
	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
HEALTH CARE – (16.05%)
Health Care Equipment & Services – (11.45%)
Cigna Group	144,350	$39,860,809
CVS Health Corp.	1,041,200	46,739,468
Humana Inc.	223,510	56,706,722
Quest Diagnostics Inc.	182,690	27,560,613
Solventum Corp. *	432,910	28,598,035
		199,465,647
Pharmaceuticals, Biotechnology & Life Sciences – (4.60%)
Viatris Inc.	6,440,150	80,179,867
Total Health Care		279,645,514
INDUSTRIALS – (4.22%)
Capital Goods – (2.94%)
AGCO Corp.	181,650	16,980,642
Orascom Construction PLC (United Arab Emirates)	346,251	2,125,981
Owens Corning	188,860	32,166,635
		51,273,258
Transportation – (1.28%)
DiDi Global Inc., Class A, ADS (China) *	4,864,750	22,231,908
Total Industrials		73,505,166
INFORMATION TECHNOLOGY – (11.89%)
Semiconductors & Semiconductor Equipment – (8.43%)
Applied Materials, Inc.	516,170	83,944,727
Intel Corp.	296,780	5,950,439
Texas Instruments Inc.	303,973	56,997,978
		146,893,144
Software & Services – (1.41%)
Microsoft Corp.	58,460	24,640,890
Technology Hardware & Equipment – (2.05%)
Samsung Electronics Co., Ltd. (South Korea)	987,120	35,672,169
Total Information Technology		207,206,203
MATERIALS – (2.20%)
Teck Resources Ltd., Class B (Canada)	947,280	38,393,258
Total Materials		38,393,258
TOTAL COMMON STOCK – (Identified cost $1,014,843,035)		1,710,312,330

	Principal	Value (Note 1)
SHORT-TERM INVESTMENTS – (1.74%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 4.45%, 01/02/25 (d)	$9,566,000	$9,566,000
StoneX Financial Inc. Joint Repurchase Agreement, 4.45%, 01/02/25 (e)	20,722,000	20,722,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $30,288,000)		30,288,000
Total Investments – (99.92%) – (Identified cost $1,045,131,035)		1,740,600,330
Other Assets Less Liabilities – (0.08%)		1,324,036
Net Assets – (100.00%)		$1,741,924,366

ADR:	American Depositary Receipt

SELECTED FUNDS
SELECTED AMERICAN SHARES
Schedule of Investments - (Continued)
December 31, 2024
ADS:	American Depositary Share

*	Non-income producing security.
(a)	Restricted Security – See Note 6 of the Notes to Financial Statements.
(b)	The value of this security was determined using significant unobservable inputs. See Note 1 of the Notes to Financial Statements.
(c)	Limited partnership units.
(d)	Dated 12/31/24, repurchase value of $9,568,365 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.00%- 4.00%, 09/01/30-07/01/52, total fair value $9,757,320).
(e)
Dated 12/31/24, repurchase value of $20,727,123 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.50%, 01/25/25-08/20/74, total fair value $21,136,440).

See Notes to Financial Statements

SELECTED FUNDS
SELECTED INTERNATIONAL FUND
Schedule of Investments
December 31, 2024

	Shares	Value (Note 1)
COMMON STOCK – (98.92%)
COMMUNICATION SERVICES – (4.78%)
Media & Entertainment – (4.78%)
NetEase, Inc., ADR (China)	9,050	$807,350
Sea Limited, Class A, ADR (Singapore) *	15,110	1,603,171
Total Communication Services		2,410,521
CONSUMER DISCRETIONARY – (34.78%)
Consumer Discretionary Distribution & Retail – (12.77%)
Coupang, Inc., Class A (South Korea) *	23,410	514,552
JD.com, Inc., Class A, ADR (China)	20,015	693,920
Naspers Ltd. - N (South Africa)	12,754	2,820,441
Prosus N.V., Class N (Netherlands)	60,825	2,416,263
		6,445,176
Consumer Durables & Apparel – (3.44%)
FILA Holdings Corp. (South Korea)	63,379	1,734,996
Consumer Services – (18.57%)
Delivery Hero SE (Germany) *	33,200	932,663
Entain plc (United Kingdom)	211,059	1,815,752
Meituan, Class B (China) *	189,287	3,697,197
Trip.com Group Ltd., ADR (China) *	42,580	2,923,543
		9,369,155
Total Consumer Discretionary		17,549,327
ENERGY – (3.97%)
Tourmaline Oil Corp. (Canada)	43,310	2,004,231
Total Energy		2,004,231
FINANCIALS – (30.21%)
Banks – (12.04%)
Danske Bank A/S (Denmark)	148,842	4,211,456
DBS Group Holdings Ltd. (Singapore)	36,682	1,174,340
Metro Bank Holdings PLC (United Kingdom) *	583,737	688,395
		6,074,191
Financial Services – (7.23%)
Capital Markets – (7.23%)
Julius Baer Group Ltd. (Switzerland)	42,380	2,739,255
Noah Holdings Ltd., Class A, ADS (China)	77,774	910,733
		3,649,988
Insurance – (10.94%)
Life & Health Insurance – (10.94%)
AIA Group Ltd. (Hong Kong)	315,540	2,287,332
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	545,130	3,232,183
		5,519,515
Total Financials		15,243,694
INDUSTRIALS – (10.80%)
Capital Goods – (3.52%)
ITOCHU Corp. (Japan)	35,700	1,777,002
Transportation – (7.28%)
DiDi Global Inc., Class A, ADS (China) *	557,630	2,548,369
Full Truck Alliance Co., Ltd., Class A, ADR (China)	103,600	1,120,952
		3,669,321
Total Industrials		5,446,323
	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (6.88%)
Semiconductors & Semiconductor Equipment – (2.35%)
Tokyo Electron Ltd. (Japan)	7,730	$1,188,154
Technology Hardware & Equipment – (4.53%)
Samsung Electronics Co., Ltd. (South Korea)	63,220	2,284,620
Total Information Technology		3,472,774
MATERIALS – (3.46%)
Teck Resources Ltd., Class B (Canada)	43,040	1,744,411
Total Materials		1,744,411
REAL ESTATE – (4.04%)
Real Estate Management & Development – (4.04%)
KE Holdings Inc., Class A, ADR (China)	110,610	2,037,436
Total Real Estate		2,037,436
TOTAL COMMON STOCK – (Identified cost $44,218,664)		49,908,717

	Principal	Value (Note 1)
SHORT-TERM INVESTMENTS – (0.50%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 4.45%, 01/02/25 (a)	$79,000	$79,000
StoneX Financial Inc. Joint Repurchase Agreement, 4.45%, 01/02/25 (b)	172,000	172,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $251,000)		251,000
Total Investments – (99.42%) – (Identified cost $44,469,664)		50,159,717
Other Assets Less Liabilities – (0.58%)		293,542
Net Assets – (100.00%)		$50,453,259

ADR:	American Depositary Receipt
ADS:	American Depositary Share

*	Non-income producing security.
(a)	Dated 12/31/24, repurchase value of $79,020 (collateralized by: U.S. Government agency mortgage in a pooled cash account, 5.50%, 03/01/54, total fair value $80,580).
(b)	Dated 12/31/24, repurchase value of $172,043 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-8.50%, 01/25/25-08/20/74, total fair value $175,440).
See Notes to Financial Statements

SELECTED FUNDS
Statements of Assets and Liabilities
At December 31, 2024

	Selected American Shares	Selected International Fund

ASSETS:
Investments in securities, at value* (see accompanying Schedule of Investments)	$1,740,600,330	$50,159,717
Cash	70,069	3,617
Cash - foreign currencies**	17,555	8,978
Receivables:
Capital stock sold	1,842,010	424
Dividends and interest	1,934,217	188,971
Investment securities sold	–	150,455
Prepaid expenses	61,295	2,424
Due from Adviser	–	13,757
Total assets	1,744,525,476	50,528,343

LIABILITIES:
Payables:
Capital stock redeemed	1,270,029	5,000
Accrued custodian fees	117,000	17,550
Accrued distribution service fees	104,976	1,414
Accrued investment advisory fees	909,489	26,761
Accrued legal fees	23,875	5,220
Accrued transfer agent fees	160,837	8,980
Other accrued expenses	14,904	10,159
Total liabilities	2,601,110	75,084

NET ASSETS	$1,741,924,366	$50,453,259

NET ASSETS CONSIST OF:
Par value of shares of capital stock	$57,960,528	$1,068,646

Additional paid-in capital	914,016,468	43,789,654

Distributable earnings	769,947,370	5,594,959
Net Assets	$1,741,924,366	$50,453,259

*Including:
Cost of investments	$1,045,131,035	$44,469,664
**Cost of cash - foreign currencies	17,555	8,978

CLASS S SHARES:
Net assets	$434,958,595	$4,481,869
Shares outstanding	11,608,741	381,689
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$37.47	$11.74

CLASS D SHARES:
Net assets	$1,306,965,771	$45,971,390
Shares outstanding	34,759,681	3,892,896
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$37.60	$11.81
See Notes to Financial Statements

SELECTED FUNDS
Statements of Operations
For the year ended December 31, 2024

	Selected American Shares	Selected International Fund
INVESTMENT INCOME:
Income:
Dividends*	$31,197,928	$1,620,691
Interest	1,001,706	29,735
Net securities lending fees	4,441	140
Total income	32,204,075	1,650,566

Expenses:
Investment advisory fees (Note 3)	9,856,697	270,674
Custodian fees	393,391	48,117
Transfer agent fees:
Class S	523,752	23,468
Class D	573,478	31,010
Audit fees	75,354	27,246
Legal fees	58,639	12,673
Reports to shareholders	68,118	4,840
Directors’ fees and expenses	371,738	13,697
Registration and filing fees	55,178	44,455
Miscellaneous	90,481	20,945
Distribution service fees (Note 3):
Class S	1,144,837	10,634
Total expenses	13,211,663	507,759
Reimbursement/waiver of expenses by Adviser (Note 3):
Class S	–	(29,623)
Class D	–	(96,364)
Net expenses	13,211,663	381,772
Net investment income	18,992,412	1,268,794

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions	355,938,612	5,871,784
Foreign currency transactions	(19,150)	(9,491)
Net realized gain	355,919,462	5,862,293
Net increase (decrease) in unrealized appreciation	(80,166,232)	1,911,982
Net realized and unrealized gain on investments and foreign currency transactions	275,753,230	7,774,275
Net increase in net assets resulting from operations	$294,745,642	$9,043,069

*Net of foreign taxes withheld of	$1,260,027	$189,557
See Notes to Financial Statements

SELECTED FUNDS
Statements of Changes in Net Assets
For the year ended December 31, 2024

	Selected American Shares	Selected International Fund

OPERATIONS:
Net investment income	$18,992,412	$1,268,794

Net realized gain from investments and foreign currency transactions	355,919,462	5,862,293

Net increase (decrease) in unrealized appreciation on investments and foreign currency transactions	(80,166,232)	1,911,982
Net increase in net assets resulting from operations	294,745,642	9,043,069

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Class S	(80,490,333)	(236,712)
Class D	(240,585,968)	(2,570,483)

CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions (Note 4):
Class S	5,704,046	(915,618)
Class D	87,317,348	(2,041,943)

Total increase in net assets	66,690,735	3,278,313

NET ASSETS:
Beginning of year	1,675,233,631	47,174,946
End of year	$1,741,924,366	$50,453,259
See Notes to Financial Statements

SELECTED FUNDS
Statements of Changes in Net Assets
For the year ended December 31, 2023

	Selected American Shares	Selected International Fund

OPERATIONS:
Net investment income	$17,047,701	$863,510

Net realized gain (loss) from investments and foreign currency transactions	144,836,441	(2,806,281)

Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	273,170,789	3,754,492
Net increase in net assets resulting from operations	435,054,931	1,811,721

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Class S	(33,046,093)	(75,225)
Class D	(95,923,689)	(741,655)

CAPITAL SHARE TRANSACTIONS:
Net decrease in net assets resulting from capital share transactions (Note 4):
Class S	(28,257,211)	(479,369)
Class D	(6,026,608)	(910,516)

Total increase (decrease) in net assets	271,801,330	(395,044)

NET ASSETS:
Beginning of year	1,403,432,301	47,569,990
End of year	$1,675,233,631	$47,174,946
See Notes to Financial Statements

SELECTED FUNDS
Notes to Financial Statements
December 31, 2024
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Selected Funds (“Funds”) consist of Selected American Shares, Inc. (a Maryland corporation) (“Selected American Shares”) and Selected International Fund, Inc. (a Maryland corporation) (“Selected International Fund”). The Funds are registered under the Investment Company Act of 1940, as amended, as diversified, open-end management investment companies. The Funds follow the reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
Selected American Shares’ investment objective is to achieve both capital growth and income. The Fund principally invests in common stocks issued by large companies with market capitalizations of at least $10 billion.
Selected International Fund’s investment objective is to achieve capital growth. The Fund principally invests in common stocks issued by foreign companies, including countries with developed or emerging markets. The Fund may invest in large, medium, or small companies without regard to market capitalization.
An investment in the Funds, as with any mutual fund, includes risks that vary depending upon the Funds’ investment objectives and policies. There is no assurance that the investment objective of any fund will be achieved. Each Fund’s return and net asset value will fluctuate.
Class S and Class D shares are sold at net asset value. Income, expenses (other than those attributable to a specific class), and gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by each class. Operating expenses directly attributable to a specific class are charged against the operations of that class. All classes have identical rights with respect to voting (exclusive of each class’ distribution arrangement), liquidation, and distributions. Selected International Fund assessed a 2% short-term trading fee on the proceeds of Fund shares that were redeemed (either by selling or exchanging into Selected American Shares) within 30 days of their purchase. The fee, which was retained by the Fund, was accounted for as an addition to paid-in capital. Effective April 30, 2024, the short term trading fee for Selected International Fund was eliminated.
Eligible Class S shares can be converted to Class D shares upon request. Class D shares offer lower expenses for shareholders who have chosen not to use an intermediary, but instead invest directly with the Funds. These conversions are non-taxable events.
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.
Security Valuation - The Funds’ Board of Directors has designated Davis Selected Advisers, L.P. (“Adviser”), the Funds’ investment adviser, as the valuation designee for the Funds. The Adviser has established a Pricing Committee to carry out the day-to-day valuation activities for the Funds. The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Funds’ assets are valued, but after the close of their respective exchanges, will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Pricing Committee. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Pricing Committee may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

SELECTED FUNDS
Notes to Financial Statements - (Continued)
December 31, 2024
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)
Security Valuation - (Continued)
Short-term investments purchased within 60 days to maturity and of sufficient credit quality are valued at amortized cost, which approximates fair value.
On a quarterly basis, the Board of Directors receives reports of valuation actions taken by the Pricing Committee. On at least an annual basis, the Board of Directors receives an assessment of the adequacy and effectiveness of the Adviser’s process for determining the fair value of the Funds’ investments.
Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.
Level 1 −
quoted prices in active markets for identical securities
Level 2 −
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 −
significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.
The following is a summary of the inputs used as of December 31, 2024 in valuing each Fund's investments carried at value:

	Investments in Securities at Value
	Selected American Shares	Selected International Fund
Valuation Inputs
Level 1 – Quoted Prices:
Common Stock:
Communication Services	$245,514,113	$2,410,521
Consumer Discretionary	204,247,872	17,549,327
Consumer Staples	26,153,968	–
Energy	56,105,400	2,004,231
Financials	578,419,910	15,243,694
Health Care	279,645,514	–
Industrials	73,505,166	5,446,323
Information Technology	207,206,203	3,472,774
Materials	38,393,258	1,744,411
Real Estate	–	2,037,436
Total Level 1	1,709,191,404	49,908,717
Level 2 – Other Significant Observable Inputs:
Short-Term Investments	30,288,000	251,000
Total Level 2	30,288,000	251,000
Level 3 – Significant Unobservable Inputs:
Common Stock:
Communication Services	1,120,926	–
Total Level 3	1,120,926	–
Total Investments	$1,740,600,330	$50,159,717
The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the year ended December 31, 2024. The net change in unrealized appreciation (depreciation) during the period on Level 3 securities still held at December 31, 2024 was $(115,346) for Selected American Shares. The cost of purchases or proceeds from sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) are included in the related amounts on investments in the Statements of Operations.

SELECTED FUNDS
Notes to Financial Statements - (Continued)
December 31, 2024
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)
Fair Value Measurements - (Continued)

	Beginning Balance at January 1, 2024	Cost of Purchases	Proceeds from Sales	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at December 31, 2024
Selected American Shares
Investments in Securities:
Common Stock	$1,236,272	$–	$–	$(115,346)	$–	$–	$–	$1,120,926
Total Level 3	$1,236,272	$–	$–	$(115,346)	$–	$–	$–	$1,120,926
The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

	Fair Value at December 31, 2024	Valuation Technique	Unobservable Input	Amount	Impact to Valuation from an Increase in Input
Selected American Shares
Investments in Securities:
Common Stock	$1,120,926	Income Approach / Discounted Cash Flow	Annualized Yield	5.188%	Decrease
Total Level 3	$1,120,926
The significant unobservable input listed in the above table is used in the fair value measurement of common stock, and if changed, would affect the fair value of the Fund’s investments. The “Impact to Valuation from an Increase in Input” represents the change in fair value measurement resulting from an increase in the corresponding input. A decrease in the input would have the opposite effect.
Repurchase Agreements - Repurchase agreements are transactions under which a Fund purchases a security from a dealer counterparty and agrees to resell the security to that counterparty on a specified future date at the same price, plus a specified interest rate. The Fund’s repurchase agreements are secured by U.S. government or agency securities. It is the Fund’s policy that its regular custodian or third party custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. In the event of default by the counterparty, the Fund has the contractual right to liquidate the collateral securities and to apply the proceeds in satisfaction of the obligation.
Currency Translation - The fair values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to United States Dollar (“USD”) on the date of valuation using exchange rates determined as of the close of trading on the Exchange. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.
Foreign Currency - The Funds may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in fair value relative to USD. Forward currency contracts are marked-to-market daily and the change in fair value is recorded by the Funds as an unrealized gain or loss. When the forward currency contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Funds to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract. During the year ended December 31, 2024, there were no forward currency contracts entered into by the Funds.

SELECTED FUNDS
Notes to Financial Statements - (Continued)
December 31, 2024
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)
Foreign Currency - (Continued)
Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the USD equivalent of the amounts actually received or paid. The Funds include foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statements of Operations. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities resulting from changes in the exchange rate and are included within net unrealized appreciation or depreciation in the Statements of Operations.
Federal Income Taxes - It is each Fund's policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser analyzed the Funds’ tax positions taken on federal and state income tax returns for all open tax years and concluded that as of December 31, 2024, no provision for income tax is required in the Funds’ financial statements related to these tax positions. The Funds’ federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state Department of Revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2021.
Selected International Fund utilized long-term capital loss carryforwards of $2,929,866 during the year ended December 31, 2024.
Additionally, based on the Funds’ understanding of the tax rules and rates related to income, gains, and transactions for the foreign jurisdictions in which they invest, the Funds will provide for foreign taxes, and where appropriate, deferred foreign taxes.
At December 31, 2024, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

	Selected American Shares	Selected International Fund
Cost	$1,049,508,631	$46,254,002

Unrealized appreciation	810,418,681	9,889,772
Unrealized depreciation	(119,326,982)	(5,984,057)
Net unrealized appreciation	$691,091,699	$3,905,715
Federal Withholding Taxes - The Funds are subject to foreign withholding tax imposed by certain foreign countries in which the Funds may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. The Funds may file withholding tax refunds in certain jurisdictions to seek to recover a portion of amounts previously withheld. The Funds will record a receivable for such tax refunds based on several factors including; an assessment of a jurisdiction’s legal obligation to pay reclaims, administrative practices and payment history. Any receivables recorded will be included under dividends and interest on the Statements of Assets and Liabilities. There is no guarantee that the Funds will receive refunds applied for in a timely manner or at all.
As a result of recent court rulings in certain countries across the European Union, tax refunds for previously withheld taxes on dividends earned in those countries have been received by investment companies. Any tax refund payments are reflected as foreign withholding tax refunds in the Statements of Operations. The Funds may incur fees paid to third party providers that assist in the recovery of the tax refunds. These fees are reflected on the Statements of Operations as professional services fees, if any.
Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

SELECTED FUNDS
Notes to Financial Statements - (Continued)
December 31, 2024
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)
Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments [collectively “Distributable earnings (losses)”] may differ for financial statement and tax purposes primarily due to permanent and temporary differences which may include wash sales, foreign currency transactions, equalization, corporate actions, partnership income, Directors’ deferred compensation, net operating losses, deferred post-October losses, and passive foreign investment company shares. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Funds. The Funds adjust certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules. The Funds’ net assets have not been affected by these reclassifications.
During the year ended December 31, 2024, amounts have been reclassified to reflect increases (decreases) as follows:

	Selected American Shares	Selected International Fund
Additional paid-in capital	$14,437,328	$–
Distributable earnings	(14,437,328)	–
The tax character of distributions paid during the years ended December 31, 2024 and 2023 was as follows:

	Ordinary Income	Long-Term Capital Gain	Total
Selected American Shares
2024	$21,908,293	$299,168,008	$321,076,301
2023	37,035,247	91,934,535	128,969,782
Selected International Fund
2024	1,520,044	1,287,151	2,807,195
2023	816,880	–	816,880
As of December 31, 2024, the components of distributable earnings on a tax basis were as follows:

	Selected American Shares	Selected International Fund

Undistributed ordinary income	$258,396	$24,021

Undistributed long-term capital gain	80,146,900	1,706,099

Net unrealized appreciation on investments and foreign currency transactions	691,039,906	3,897,814

Other temporary differences	(1,497,832)	(32,975)
Total	$769,947,370	$5,594,959
Indemnification - Under the Funds’ organizational documents, their officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, some of the Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.
Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.
Directors Fees and Expenses - The Funds set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an

SELECTED FUNDS
Notes to Financial Statements - (Continued)
December 31, 2024
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)
Directors Fees and Expenses - (Continued)
eligible Director's account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the Funds in which the amounts are invested.
Operating Segments - In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (“Topic 280”) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect each Fund's financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Principal Executive Officer of the Funds acts as the CODM. Since their commencement, each Fund operates as a single segment. The CODM monitors the operating results of the Funds, as a whole, and each Fund's long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by each Fund's portfolio managers as a team. The financial information, in the form of each Fund's portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) are used by the CODM to assess the segment’s performance versus each Fund's comparative benchmarks and to make resource allocation decisions for each Fund's single segment, which is consistent with that presented within each Fund's financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.
NOTE 2 - PURCHASES AND SALES OF SECURITIES
The cost of purchases and proceeds from sales of investment securities (excluding short-term investments) during the year ended December 31, 2024 were as follows:

	Selected American Shares	Selected International Fund
Cost of purchases	$343,722,206	$14,637,730
Proceeds from sales	562,648,517	18,328,937
NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES)
Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Funds. DSA-NY performs research and portfolio management services for the Funds under a Sub-Advisory Agreement with the Adviser. The Funds pay no fees directly to DSA-NY.
All officers of the Funds (including Interested Directors) hold positions as executive officers with the Adviser or its affiliates.
As of December 31, 2024, related shareholders held greater than 20% of outstanding shares of the following Funds:

Selected International Fund
35%
Investment activities of this shareholder could have a material impact on the Fund.
Investment Advisory Fees and Reimbursement/Waiver of Expenses - Advisory fees are paid monthly to the Adviser and amounts due from Adviser, if applicable, will be generally paid in the month after finalization of the financial statements. The annual rate for Selected American Shares is 0.55% of the average net assets for the first $3 billion, 0.54% on the next $1 billion, 0.53% on the next $1 billion, 0.52% on the next $1 billion, 0.51% on the next $1 billion, 0.50% on the next $3 billion, and 0.485% of the average net assets in excess of $10 billion. Advisory fees paid during the year ended December 31, 2024 approximated 0.55% of the average net assets for Selected American Shares. The fixed annual rate for Selected International

SELECTED FUNDS
Notes to Financial Statements - (Continued)
December 31, 2024
NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES) – (CONTINUED)
Investment Advisory Fees and Reimbursement/Waiver of Expenses - (Continued)
Fund is 0.55% of the average net assets. The Adviser is contractually committed to waive fees and/or reimburse Selected International Fund’s expenses to the extent necessary to cap total annual fund operating expenses (Class S shares, 1.05%, and Class D shares, 0.80%). The Adviser is obligated to continue the expense cap through May 1, 2025. The expense cap cannot be modified prior to that date without the consent of the Board of Directors. After that date, there is no assurance that the Adviser will continue to cap expenses. Effective February 1, 2024, the Adviser is voluntarily waiving 0.05% of the average net assets (5 basis points) of Selected International Fund Advisory fees for a 12-month period and will temporarily waive fees and/or reimburse Selected International Fund’s expenses to the extent necessary to cap total annual fund operating expenses (Class S shares, 1.00%, and Class D shares, 0.75%) until January 31, 2025. For purposes of the expense cap, operating expenses do not include foreign tax reclaim filing expenses. The Adviser may not recoup any of the operating expenses it has waived or reimbursed to Selected International Fund. During the year ended December 31, 2024, such reimbursements for Class S and Class D of Selected International Fund amounted to $29,623 and $96,364, respectively.
Transfer Agent and Accounting Fees - SS&C Global Investor & Distribution Solutions, Inc. is the Funds’ primary transfer agent. The Adviser is also paid for certain transfer agent services. The fees paid to the Adviser during the year ended December 31, 2024 were $171,306 and $14,684 for Selected American Shares and Selected International Fund, respectively. State Street Bank and Trust Company (“State Street Bank”) is the Funds’ primary accounting provider. Fees for accounting services are included in the custodian fees as State Street Bank also serves as the Funds’ custodian.
Distribution Service Fees - For services under the distribution agreement, the Funds’ Class S shares pay an annual fee of 0.25% of average daily net assets. During the year ended December 31, 2024, Selected American Shares and Selected International Fund incurred distribution service fees totaling $1,144,837 and $10,634, respectively.
There are no distribution service fees for the Funds’ Class D shares.
NOTE 4 - CAPITAL STOCK
At December 31, 2024, there were 600 million shares of capital stock of Selected American Shares ($1.25 par value per share) and 50 million shares of capital stock of Selected International Fund ($0.25 par value per share) authorized. Transactions in capital stock were as follows:

		Year ended December 31, 2024
		Sold	Reinvestment of Distributions	Redeemed	Net Increase (Decrease)
Selected American Shares
Shares:	Class S	146,342	2,025,830	(1,944,584)	227,588
	Class D	619,502	5,661,067	(3,884,466)	2,396,103
Value:	Class S	$6,042,991	$79,762,902	$(80,101,847)	$5,704,046
	Class D	25,510,095	223,535,416	(161,728,163)	87,317,348
Selected International Fund
Shares:	Class S	58,756	18,898	(176,322)	(98,668)
	Class D	105,788	131,829	(431,225)	(193,608)
Value:	Class S	$750,229	$233,396	$(1,899,243)	$(915,618)
	Class D	1,375,947	1,637,324	(5,055,214)	(2,041,943)

SELECTED FUNDS
Notes to Financial Statements - (Continued)
December 31, 2024
NOTE 4 - CAPITAL STOCK – (CONTINUED)

		Year ended December 31, 2023
		Sold	Reinvestment of Distributions	Redeemed*	Net Decrease
Selected American Shares
Shares:	Class S	156,302	912,052	(1,875,121)	(806,767)
	Class D	551,315	2,490,828	(3,237,802)	(195,659)
Value:	Class S	$5,584,988	$32,631,329	$(66,473,528)	$(28,257,211)
	Class D	19,522,331	89,369,327	(114,918,266)	(6,026,608)
Selected International Fund
Shares:	Class S	39,861	7,608	(96,719)	(49,250)
	Class D	67,395	73,065	(225,272)	(84,812)
Value:	Class S	$432,834	$74,259	$(986,462)	$(479,369)
	Class D	701,470	716,770	(2,328,756)	(910,516)

*	Selected International Fund: net of short-term trading fees amounting to $10 for Class S.
NOTE 5 - SECURITIES LOANED
The Funds have entered into a securities lending arrangement with State Street Bank. Under the terms of the agreement, the Funds receive fee income from lending transactions; in exchange for such fees, State Street Bank is authorized to loan securities on behalf of the Funds, against receipt of collateral at least equal to the value of the securities loaned. As of December 31, 2024, the Funds did not have any securities on loan. The Funds bear the risk of any deficiency in the amount of the collateral available for return to a borrower due to a loss in an approved investment.
NOTE 6 - RESTRICTED SECURITIES
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Pricing Committee. The aggregate value of restricted securities in Selected American Shares amounted to $1,120,926 or 0.06% of the Fund’s net assets as of December 31, 2024. Information regarding restricted securities is as follows:

Fund	Security	Initial Acquisition Date	Units	Cost per Unit	Valuation per Unit as of December 31, 2024
Selected American Shares	ASAC II L.P.	10/10/13	1,174,606	$1.0000	$0.9543

SELECTED FUNDS
The following financial information represents selected data for each share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)[a]	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Selected American Shares Class S:
Year ended December 31, 2024	$38.22	$0.34	$6.49	$6.83
Year ended December 31, 2023	$31.31	$0.31	$9.55	$9.86
Year ended December 31, 2022	$42.34	$0.25	$(8.82)	$(8.57)
Year ended December 31, 2021	$40.41	$0.08	$7.16	$7.24
Year ended December 31, 2020	$37.22	$0.14	$4.17	$4.31
Selected American Shares Class D:
Year ended December 31, 2024	$38.32	$0.47	$6.52	$6.99
Year ended December 31, 2023	$31.38	$0.42	$9.58	$10.00
Year ended December 31, 2022	$42.45	$0.37	$(8.87)	$(8.50)
Year ended December 31, 2021	$40.50	$0.23	$7.18	$7.41
Year ended December 31, 2020	$37.29	$0.24	$4.20	$4.44
Selected International Fund Class S:
Year ended December 31, 2024	$10.28	$0.26	$1.85	$2.11
Year ended December 31, 2023	$10.07	$0.17	$0.20	$0.37
Year ended December 31, 2022	$11.52	$0.13	$(1.28)	$(1.15)
Year ended December 31, 2021	$14.92	$0.06	$(3.33)	$(3.27)
Year ended December 31, 2020	$12.56	$(0.03)	$2.64	$2.61
Selected International Fund Class D:
Year ended December 31, 2024	$10.34	$0.30	$1.85	$2.15
Year ended December 31, 2023	$10.13	$0.19	$0.21	$0.40
Year ended December 31, 2022	$11.58	$0.16	$(1.28)	$(1.12)
Year ended December 31, 2021	$15.00	$0.09	$(3.34)	$(3.25)
Year ended December 31, 2020	$12.62	$(0.01)	$2.66	$2.65

a	Per share calculations were based on average shares outstanding for the period.
b
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period.

Financial Highlights

Dividends and Distributions							Ratios to Average Net Assets
Dividends from Net Investment Income	Distributions from Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return[b]	Net Assets, End of Period (in millions)	Gross Expense Ratio	Net Expense Ratio[c]	Net Investment Income (Loss) Ratio	Portfolio Turnover[d]

$(0.35)	$(7.23)	$–	$(7.58)	$37.47	17.73%	$435	0.98%	0.98%	0.82%	19%
$(0.33)	$(2.62)	$–	$(2.95)	$38.22	32.33%	$435	0.99%	0.99%	0.87%	9%
$(0.29)	$(2.17)	$–	$(2.46)	$31.31	(20.27)%	$382	0.99%	0.99%	0.72%	8%
$(0.07)	$(5.24)	$–	$(5.31)	$42.34	17.72%	$560	0.98%	0.98%	0.18%	20%
$(0.15)	$(0.97)	$–	$(1.12)	$40.41	11.61%	$553	0.98%	0.98%	0.39%	12%

$(0.48)	$(7.23)	$–	$(7.71)	$37.60	18.13%	$1,307	0.66%	0.66%	1.14%	19%
$(0.44)	$(2.62)	$–	$(3.06)	$38.32	32.76%	$1,240	0.67%	0.67%	1.19%	9%
$(0.40)	$(2.17)	$–	$(2.57)	$31.38	(20.04)%	$1,022	0.67%	0.67%	1.04%	8%
$(0.22)	$(5.24)	$–	$(5.46)	$42.45	18.10%	$1,422	0.67%	0.67%	0.49%	20%
$(0.26)	$(0.97)	$–	$(1.23)	$40.50	11.95%	$1,282	0.67%	0.67%	0.70%	12%

$(0.34)	$(0.31)	$–	$(0.65)	$11.74	20.19%	$4	1.70%	1.00%	2.35%	30%
$(0.16)	$–	$–	$(0.16)	$10.28	3.74%	$5	1.64%	1.05%	1.59%	9%
$(0.04)	$(0.26)	$–	$(0.30)	$10.07	(10.01)%	$5	1.70%	1.05%	1.32%	5%
$(0.13)	$–	$–	$(0.13)	$11.52	(21.94)%	$7	1.37%	1.05%	0.39%	22%
$(0.03)	$(0.22)	$–	$(0.25)	$14.92	20.77%	$14	1.44%	1.11%	(0.28)%	23%

$(0.37)	$(0.31)	$–	$(0.68)	$11.81	20.46%	$46	0.97%	0.75%	2.60%	30%
$(0.19)	$–	$–	$(0.19)	$10.34	4.00%	$42	0.97%	0.80%	1.84%	9%
$(0.07)	$(0.26)	$–	$(0.33)	$10.13	(9.74)%	$42	1.00%	0.80%	1.57%	5%
$(0.17)	$–	$–	$(0.17)	$11.58	(21.72)%	$53	0.90%	0.80%	0.64%	22%
$(0.05)	$(0.22)	$–	$(0.27)	$15.00	21.08%	$70	0.89%	0.87%	(0.04)%	23%

c	The ratios in this column reflect the impact, if any, of certain reimbursements and/or waivers from the Adviser.
d
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the fair value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

See Notes to Financial Statements

SELECTED FUNDS
Report of Independent Registered Public Accounting Firm
The Shareholders and Board of Directors
Selected American Shares, Inc. and Selected International Fund, Inc.:
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of Selected American Shares, Inc. and Selected International Fund, Inc. (the “Funds”), including the schedules of investments, as of December 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of December 31, 2024, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
KPMG LLP
We have served as the auditor of one or more Selected Funds investment companies since 1998.
Columbus, Ohio
February 19, 2025

SELECTED FUNDS
Federal Income Tax Information (Unaudited)
In early 2025, shareholders received information regarding all dividends and distributions paid to them by the Funds during the calendar year 2024. Regulations of the U.S. Treasury Department require the Funds to report this information to the Internal Revenue Service.
The information and distributions reported herein may differ from the information reported as distributions taxable to certain shareholders for the calendar year 2024 with their 2024 Form 1099-DIV.
The information is presented to assist shareholders in reporting distributions received from the Funds to the Internal Revenue Service. Because of the complexity of the federal regulations that may affect your individual tax return and the many variations in state and local regulations, we recommend that you consult your tax adviser for specific guidance.
Each Fund designates the following amounts distributed during the calendar year ended December 31, 2024, if any, as dividends eligible for the corporate dividends-received deduction, qualified dividend income, and long-term capital gain distributions.
	Selected American Shares	Selected International Fund

Income dividends*	$21,908,293	$1,696,563
Income qualifying for corporate dividends-received deduction	$20,324,024 93%	$–
Qualified dividend income	$20,724,114 95%	$1,502,053 89%
Long-term capital gain distributions**	$299,168,008	$1,287,151

*	Includes foreign tax credit pass-through, if applicable.
**
Selected American Shares paid long-term capital gain distributions in the amount of $299,168,008. The Fund utilized equalization accounting for tax purposes, whereby a portion of redemption payments were treated as distributions of long-term capital gain. As a result, the Fund designated long-term capital gain distributions in the amount of $313,605,335.

Pursuant to Section 853 of the Internal Revenue Code, the Selected International Fund designates $176,519 as foreign taxes paid during the year ended December 31, 2024. During the year ended December 31, 2024, the Fund received foreign sourced income of $1,810,248. The Fund did not derive any income from ineligible foreign sources as defined under Section 901(j) of the Internal Revenue Code. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
Not Applicable.

ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
A special meeting of shareholders was held on November 29, 2024. The number of votes necessary to conduct the meeting and approve the proposal was obtained. The results of the votes (in shares) of shareholders are listed below.
PROPOSAL
1. To elect members to the Board of Directors.
	Selected American Shares	Selected International Fund

Francisco Borges
For	18,622,035	2,283,337
Withheld	836,690	49,296
Andrew Davis
For	18,768,466	2,288,661
Withheld	690,259	43,972
Christopher Davis
For	18,783,746	2,288,661
Withheld	674,979	43,972
John S. Gates, Jr.
For	18,596,703	2,288,661
Withheld	862,023	43,972
Thomas S. Gayner
For	17,745,232	2,260,534
Withheld	1,713,494	72,099
Samuel H. lapalucci
For	18,700,981	2,288,661
Withheld	757,744	43,972
Katherine MacWilliams
For	18,741,466	2,288,921
Withheld	717,259	43,712
Richard O'Brien
For	18,636,545	2,292,777
Withheld	822,181	39,857
Lara N. Vaughan
For	18,701,301	2,288,921
Withheld	757,425	43,712

ITEM 10.  REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
Remuneration paid is included in the Statements of Operations on Item 7 of this Form N-CSR.

ITEM 11.  STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
Not Applicable.

ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 13.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 14.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.

ITEM 15.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the Registrant’s Board of Directors.

ITEM 16.  CONTROLS AND PROCEDURES

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), that such controls and procedures are effective as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 18.  RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

Not Applicable.

ITEM 19.  EXHIBITS

(a)(1) The Registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed as an exhibit to this Form N-CSR.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELECTED INTERNATIONAL FUND, INC.

By	/s/ Kenneth C. Eich Kenneth C. Eich Principal Executive Officer

Date:	February 19, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich Kenneth C. Eich Principal Executive Officer

Date:	February 19, 2025
By	/s/ Douglas A. Haines Douglas A. Haines Principal Financial Officer and Principal Accounting Officer

Date:	February 19, 2025